Financial instruments (Tables)	3 Months Ended
Jan. 31, 2023
Statement [Line Items]
Summary of Credit Risk Exposures
Under the standardized approach, credit risk is estimated using the risk weights as prescribed by the Basel framework, either based on credit assessments by external rating agencies or based on the counterparty type for non-retail exposures and product type for retail exposures.

Exposure at default (1)	As at
	January 31, 2023			October 31 2022
($ millions)	AIRB	Standardized	Total	Total
By exposure sub-type
Non-retail
Drawn (2)(3)	$491,347	$62,157	$553,504	$534,978
Undrawn commitments	129,035	3,149	132,184	132,195
Other exposures (4)	123,432	8,551	131,983	130,471
Total non-retail	$743,814	$73,857	$817,671	$797,644
Retail (5)
Drawn	$284,232	$116,036	$400,268	$392,143
Undrawn commitments	58,330	863	59,193	57,913
Total retail	$342,562	$116,899	$459,461	$450,056
Total	$1,086,376	$190,756	$1,277,132	$1,247,700
(1)	After credit risk mitigation and excludes equity securities and other assets.
(2)	Non-retail AIRB drawn exposures include government guaranteed and privately insured mortgages.
(3)	Non-retail drawn includes loans, bankers’ acceptances, deposits with financial institutions and FVOCI debt securities.
(4)	Includes off-balance sheet lending instruments such as letters of credit, letters of guarantee, securitizations, over-the-counter derivatives and repo-style transactions net of related collateral.
(5)	Retail includes residential mortgages, credit cards, lines of credit, other personal loans and small business treated as other regulatory retail.

Summary of VaR by Risk Factor
The table below shows the Bank’s VaR by risk factor along with Stressed VaR:

	For the three months ended			As at	As at
	January 31, 2023 (1)			January 31	October 31	January 31
($ millions)	Average	High	Low	2023	2022	2022

Credit spread plus interest rate	$13.8	$19.4	$9.0	$10.8	$9.3	$14.0
Credit spread	7.5	10.0	3.8	6.1	7.7	5.9
Interest rate	13.1	19.8	7.5	11.4	8.4	14.1
Equities	3.5	4.7	2.5	4.7	3.4	2.2
Foreign exchange	2.1	4.9	0.9	4.9	1.5	1.4
Commodities	4.6	6.9	2.9	6.5	5.2	1.7
Debt specific	3.8	4.8	3.0	3.0	4.6	2.0
Diversification effect	(12.7)	–	–	(17.2)	(10.6)	(7.4)
Total VaR	$15.1	$19.4	$11.9	$12.7	$13.4	$13.9
Total Stressed VaR	$45.1	$64.4	$22.3	$40.7	$27.4	$24.7
(1)	In Q1 2023, the 2019/2020 COVID period was used to generate the Stressed VaR. In the prior periods, the Stressed VaR was calculated using the 2008/2009 credit crisis period.

Fair Value of Financial Liabilities Designated at Fair Value Through Profit or Loss and Changes in Fair Value
The following table presents the fair value of liabilities designated at fair value through profit or loss and their changes in fair value.

	Fair value		Change in fair value			Cumulative change in fair value (1)
	As at		For the three months ended				As at
($ millions)	January 31 2023	October 31 2022	January 31 2023	October 31 2022	January 31 2022	January 31 2023	October 31 2022	January 31 2022
Liabilities
Senior note liabilities (2)	$26,583	$22,421	$(3,524)	$3,483	$902	$4,369	$7,893	$195
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.
(2)
Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest income – trading revenues. The offsetting fair value changes from associated derivatives is also recorded in non-interest income – trading revenues.

Changes in Fair Value Attributable to Changes in Bank's Own Credit Risk for Financial Liabilities Designated at Fair Value
The following table presents the changes in fair value attributable to changes in the Bank’s own credit risk for financial liabilities designated at fair value through profit or loss as well as their contractual maturity and carrying amounts.

	Senior Note Liabilities
($ millions)	Contractual maturity amount	Carrying value	Difference between carrying value and contractual maturity amount	Changes in fair value for the three month period attributable to changes in own credit risk recorded in other comprehensive income	Cumulative changes in fair value attributable to changes in own credit risk (1)
As at January 31, 2023	$30,952	$26,583	$4,369	$ (1,090)	$139
As at October 31, 2022	30,314	22,421	7,893	373	1,229
As at January 31, 2022	24,174	23,979	195	231	(498)
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.

Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption
The following table sets out the fair values of financial instruments of the Bank and excludes non-financial assets, such as property and equipment, investments in associates, precious metals, goodwill and other intangible assets.

	As at
	January 31, 2023		October 31, 2022
($ millions)	Total fair value	Total carrying value	Total fair value	Total carrying value
Assets:
Cash and deposits with financial institutions	$81,386	$81,386	$65,895	$65,895
Trading assets	116,346	116,346	113,154	113,154
Securities purchased under resale agreements and securities borrowed	178,690	178,690	175,313	175,313
Derivative financial instruments	44,820	44,820	55,699	55,699
Investment securities – FVOCI and FVTPL	86,809	86,809	86,398	86,398
Investment securities – amortized cost	23,206	24,195	22,443	23,610
Loans	739,659	755,157	729,149	744,987
Customers’ liability under acceptances	21,872	21,872	19,494	19,494
Other financial assets	25,049	25,049	27,394	27,394
Liabilities:
Deposits	940,543	949,887	904,033	916,181
Financial instruments designated at fair value through profit or loss	26,583	26,583	22,421	22,421
Acceptances	21,912	21,912	19,525	19,525
Obligations related to securities sold short	43,439	43,439	40,449	40,449
Derivative financial instruments	52,746	52,746	65,900	65,900
Obligations related to securities sold under repurchase agreements and securities lent	132,206	132,206	139,025	139,025
Subordinated debentures	8,524	8,713	8,038	8,469
Other financial liabilities	47,862	48,697	45,723	46,682

Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis
The following table outlines the fair value hierarchy and instruments carried at fair value on a recurring basis.

	As at
	January 31, 2023				October 31, 2022
($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$725	$–	$725	$–	$543	$–	$543
Trading assets
Loans	–	7,641	1	7,642	–	7,811	–	7,811
Canadian federal government and government guaranteed debt	11,541	4,407	–	15,948	10,139	4,595	–	14,734
Canadian provincial and municipal debt	4,497	4,798	–	9,295	4,299	5,978	–	10,277
U.S. treasury and other U.S. agencies’ debt	11,488	–	–	11,488	11,957	–	–	11,957
Other foreign governments’ debt	187	8,676	–	8,863	15	8,287	–	8,302
Corporate and other debt	2,643	7,992	6	10,641	2,367	8,976	1	11,344
Equity securities	50,362	110	28	50,500	46,698	224	11	46,933
Other	–	1,969	–	1,969	–	1,796	–	1,796
	$80,718	$35,593	$35	$116,346	$75,475	$37,667	$12	$113,154
Investment securities (2)
Canadian federal government and government guaranteed debt	$5,008	$4,854	$–	$9,862	$4,947	$6,055	$–	$11,002
Canadian provincial and municipal debt	2,480	3,945	–	6,425	2,029	3,400	–	5,429
U.S. treasury and other U.S. agencies’ debt	32,223	2,612	–	34,835	32,412	2,824	–	35,236
Other foreign governments’ debt	3,153	26,155	–	29,308	3,217	24,487	–	27,704
Corporate and other debt	–	2,011	53	2,064	40	1,874	48	1,962
Equity securities	2,442	217	1,656	4,315	3,210	215	1,640	5,065
	$45,306	$39,794	$1,709	$86,809	$45,855	$38,855	$1,688	$86,398
Derivative financial instruments
Interest rate contracts	$–	$13,698	$12	$13,710	$–	$15,193	$17	$15,210
Foreign exchange and gold contracts	–	25,406	–	25,406	–	32,223	–	32,223
Equity contracts	62	2,309	25	2,396	332	2,209	20	2,561
Credit contracts	–	517	4	521	–	780	–	780
Commodity contracts	–	2,774	13	2,787	–	4,912	13	4,925
	$62	$44,704	$54	$44,820	$332	$55,317	$50	$55,699
Liabilities:
Deposits	$–	$104	$–	$104	$–	$15	$–	$15
Financial liabilities designated at fair value through profit or loss	–	26,583	–	26,583	–	22,421	–	22,421
Obligations related to securities sold short	38,104	5,329	6	43,439	35,059	5,387	3	40,449

Derivative financial instruments
Interest rate contracts	–	19,865	12	19,877	–	22,842	12	22,854
Foreign exchange and gold contracts	–	28,000	–	28,000	–	35,634	–	35,634
Equity contracts	152	2,834	22	3,008	636	3,063	21	3,720
Credit contracts	–	20	2	22	–	25	–	25
Commodity contracts	–	1,833	6	1,839	–	3,660	7	3,667
	$152	$52,552	$42	$52,746	$636	$65,224	$40	$65,900
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
(2)	Excludes debt investment securities measured at amortized cost of $24,195 (October 31, 2022 – $23,610).

Summary of Changes in Level 3 Instruments Carried at Fair Value
The following table summarizes the changes in Level 3 instruments carried at fair value for the three months ended January 31, 2023.
All positive balances represent assets and negative balances represent liabilities. Consequently, positive amounts indicate purchases of assets or settlements of liabilities and negative amounts indicate sales of assets or issuances of liabilities.

	As at January 31, 2023
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value, end of the quarter	Changes in unrealized gains/(losses) recorded in income for instruments still held (1)
Trading assets
Loans	$–	$–	$–	$–	$–	$1	$1	$–
Corporate and other debt	1	–	–	–	–	5	6	–
Equity securities	11	–	–	–	(5)	22	28	–
	12	–	–	–	(5)	28	35	–
Investment securities
Corporate and other debt	48	–	5	–	–	–	53	–
Equity securities	1,640	10	5	47	(49)	3	1,656	12
	1,688	10	10	47	(49)	3	1,709	12
Derivative financial instruments – assets
Interest rate contracts	17	(2)	–	3	(3)	(3)	12	(2)
Equity contracts	20	(2)	–	1	–	6	25	(2	) (2)
Credit contracts	–	–	–	4	–	–	4	–
Commodity contracts	13	–	–	–	–	–	13	–

Derivative financial instruments – liabilities
Interest rate contracts	(12)	–	–	–	–	–	(12)	–	(3)
Equity contracts	(21)	5	–	(10)	–	4	(22)	5	(2)
Credit contracts	–	–	–	(2)	–	–	(2)	–
Commodity contracts	(7)	1	–	–	–	–	(6)	1
	10	2	–	(4)	(3)	7	12	2

Obligations related to securities sold short	(3)	–	–	–	2	(5)	(6)	–
Total	$1,707	$12	$10	$43	$(55)	$33	$1,750	$14
(1)	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
(2)
Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

(3)
Certain unrealized losses on interest rate derivative contracts are largely offset by mark-to-market changes on embedded derivatives on certain deposit liabilities in the Consolidated Statement of Income.

The following table summarizes the changes in Level 3 instruments carried at fair value for the three months ended October 31, 2022.

	As at October 31, 2022
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Trading assets	$43	$(1)	$–	$–	$(1)	$(29)	$12
Investment securities	1,735	74	–	56	(62)	(115)	1,688
Derivative financial instruments	25	(18)	–	3	–	–	10
Financial liabilities designated at fair value through profit or loss	(12)	–	–	–	12	–	–
Obligations related to securities sold short	(3)	–	–	(2)	3	(1)	(3)
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.